Total Equity - Non-Controlling Interests (Details) - EUR (€) € in Millions				12 Months Ended
	Nov. 11, 2021	Oct. 01, 2021	Jan. 28, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [line items]
Non-controlling interests				€ 2,670	€ 211
Qualtrics International
Disclosure of reserves within equity [line items]
Non-controlling interests			€ 909
Proportion of ownership interest in subsidiary	74.00%	78.00%		74.00%
Additional value of non-controlling interests	€ 250	€ 261
Qualtrics International | Initial Public Offering (IPO)
Disclosure of reserves within equity [line items]
Percentage of shares issued	4.00%		12.00%
Proceeds received from IPO	€ 981		€ 1,847